CONVERTIBLE NOTE PAYABLES	12 Months Ended
Jul. 31, 2021
Debt Disclosure [Abstract]
CONVERTIBLE NOTE PAYABLES

Note 6 - CONVERTIBLE NOTE PAYABLES

The Company had convertible note payables with three third parties with stated interest rates ranging between 10% and 12% and 22% default interest not including penalties. These notes have a conversion feature such that the Company could not ensure it would have adequate authorized shares to meet all possible conversion demands; accordingly, the conversion option has been treated as a derivative liability in the accompanying interim financial statements. As of July 31, 2021, the Company had the following third-party convertible notes outstanding:

	Lender	Origination	Maturity	Amount	Interest

Note*	Power Up	12-29-14	10-1-14	95,848.00	22%
Note*	Power Up	9-8-14	6-12-15	32,149.00	22%
Note	GS Capital	6-29-21	6-29-22	151,500.00	10%
				279,497.00
Discount				-
				$ 279,497.00

*Note is currently in default. The default interest rate of 22% is being charges.  When the registration becomes effective the lender will convert the loan into common shares of stock. The loan can be converted into common shares at a price of 60% of the lowest trading price for the twenty (20) prior trading days including the day the conversion notice is received.

The convertible note for GS Capital convert at a price of 60% of the lowest trading price for the twenty (20) days prior to and including the date of notice of conversion.  The number of shares that the loan can be converted into depends on the trading price at the time of conversion.

The notes for KBM Worldwide convert at a price of 61% of the average of the lowest five trading price for the last ten (10) trading days ending on the latest trading date prior to date of conversion to and including the date of notice of conversion.  The number of shares that the loan can be converted into depends on the trading price at the time of conversion.

During the year ended July 31, 2021, third-party lenders converted $232,057 of principal and interest into 22,187,901 shares of common stock.

The variables used for the Black-Scholes model are as listed below:

	July 31,2021	July 31, 2020

●	Volatility: 253% - 466%	Volatility: 191% - 455%

●	Risk free rate of return: 1.24%- 1.53%	Risk free rate of return: 1.93% - 1.99%

●	Expected term: 1-3 years	Expected term: 1-3 years

On June 29, 2021, a third-party loaned the Company $151,500 in a 10% debenture that matures on June 29, 2022. The transaction netted the Company $125,000.00 after legal fees and due diligence expenses. The third party was also issued 2,500,000 shares of common stock as a loan incentive.  Of the $125,000 proceeds, $93,899 was used to settle $391,196 of debt resulting in debt settlement income of $297,297.